January 3, 2022

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Pear Tree Funds - Post-Effective Amendment No. 79

1933 Act Registration No. 333-102055

1940 Act Registration No. 811-03790

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Pear Tree Funds (the “Trust”) certifies that:

a.	the form of the Pear Tree Essex Environmental Opportunities Fund Prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 79 to the Trust’s registration statement on Form N-1A; and

b.	the text of Post-Effective Amendment No. 79 to the Trust’s registration statement was filed with the Commission via EDGAR on December 30, 2021 (Accession Number: 0001104659-21-111537), with an effective date of January 1, 2022.

Comments or questions concerning this certification may be directed to me at (781)-676-5928.

Sincerely,

/s/ Thomas Buckley
Thomas Buckley
Clerk

Cc:	Deborah A. Kessinger

John Hunt, Esq.

SULLIVAN & WORCESTER LLP